Accounting policies	12 Months Ended
Dec. 31, 2025
Accounting policies, change in estimates and errors [Abstract]
Accounting policies	Accounting policies
Statement of compliance
The Consolidated financial statements of Equinor ASA
and its subsidiaries (Equinor) have been prepared in
accordance with IFRS Accounting Standards as
adopted by the European Union (EU) and with IFRS
Accounting Standards as issued by the International
Accounting Standards Board (IASB), IFRIC®
Interpretations issued by IASB and the additional
requirements of the Norwegian Accounting Act, effective
on 31 December 2025.
Basis of preparation
The Consolidated financial statements are prepared on
the historical cost basis with some exceptions where fair
value measurement is applied. These exceptions are
specifically disclosed in the accounting policies sections
in relevant notes. The material accounting policies
described in these Consolidated financial statements
have been applied consistently to all periods presented.
Certain amounts in the comparable years have been
reclassified or re-presented to conform to current year
presentation. Unless otherwise noted, all amounts in the
Consolidated financial statements are denominated in
USD millions. Due to rounding the subtotals and totals
in some of the tables in the notes may not equal the
sum of the amounts shown in the primary financial
statements.
The line items included in Total operating expenses in
the Consolidated statement of income are presented as
a combination of function and nature in conformity with
industry practice. Purchases [net of inventory variation]
and Depreciation, amortisation and net impairments are
presented on separate lines based on their nature,
while Operating expenses and Selling, general and
administrative expenses as well as
Exploration expenses are presented on a functional
basis. Significant expenses such as salaries, pensions,
etc. are presented by their nature in the notes to the
Consolidated financial statements.
Basis of consolidation
The Consolidated financial statements include the
accounts of Equinor ASA and its subsidiaries as well as
Equinor’s interests in joint operations and equity
accounted investments. All intercompany balances and
transactions, including unrealised profits and losses
arising from Equinor's internal transactions, have been
eliminated.
Foreign currency translation
Foreign exchange differences arising on translation of
transactions, assets and liabilities to the functional
currency of individual entities in Equinor are recognised
as foreign exchange gains or losses in the Consolidated
statement of income within Net financial items. Foreign
exchange differences arising from the translation of
estimate-based provisions are generally accounted for
as part of the change in the underlying estimate.
When preparing the Consolidated financial statements,
the financial statements of entities with functional
currencies other than the Group’s presentation currency
(USD) are translated into USD, with the foreign
exchange differences recognised separately in Other
comprehensive income (OCI). The cumulative
translation differences relating to an entity are
reclassified to the Consolidated statement of income
and reflected as a part of the gain or loss upon disposal
of that entity.
Loans from Equinor ASA to subsidiaries and equity
accounted investments with other functional currencies
than the parent company, and where settlement is
neither planned nor likely in the foreseeable future, are
considered part of the parent company’s net investment
in these entities. Foreign exchange differences arising
from these loans are recognised in OCI in the
Consolidated financial statements.
Statement of cash flows
In the statement of cash flows, operating activities are
presented using the indirect method. Income/(loss)
before tax is adjusted for changes in inventories and
operating receivables and payables, the effects of non
cash items such as depreciations, amortisations and
impairments, provisions, unrealised gains and losses
and undistributed profits from associates, and items of
income or expense for which the cash effects are
investing or financing cash flows. Increase/decrease in
financial investments, derivative financial instruments,
and other interest-bearing items are all presented net as
part of Investing activities. This presentation is normally
due to the nature of the transactions which often involve
large amounts,quick turnover, and short
maturities, or consideration of materiality.
Adoption of new IFRS Accounting Standards,
amendments to IFRS Accounting Standards and
IFRIC Interpretations
No new IFRS Accounting Standards, amendments to
IFRS Accounting Standards or IFRIC Interpretations
that became effective and were adopted by Equinor as
of 1 January 2025 have had significant impact on
Equinor’s Consolidated financial statements.
IFRS Accounting Standards, amendments to
IFRS Accounting Standards, and IFRIC
Interpretations issued, but not yet effective:
There are no new IFRS Accounting Standards,
amendments to IFRS Accounting Standards, or IFRIC
Interpretations issued but not yet effective that are
expected to have a material impact on Equinor’s
consolidated financial statements, apart from IFRS 18
Presentation and Disclosure in Financial Statements.
Equinor has not early adopted any IFRS Accounting
Standard, amendments to IFRS Accounting Standards,
or IFRIC Interpretations issued, but not yet effective.
IFRS 18 Presentation and Disclosure in
Financial Statements
In April 2024, the IASB issued IFRS 18, which will
replace IAS 1 effective from 1 January 2027. The new
standard introduces several key new requirements:
•Entities are required to classify all income and
expenses into five categories in the Consolidated
statement of income: operating, investing, financing,
income taxes, and discontinued operations.
•Additionally, entities are required to present a newly-
defined operating profit subtotal.
•Management-defined performance measures
(MPMs) shall be disclosed in a single note to the
financial statements.
•Enhanced guidance for aggregating and
disaggregating information in financial statements.
In addition, entities are required to use the operating
profit subtotal as the starting point for the Consolidated
statement of cash flows when presenting cash flows
provided by operating activities under the indirect
method.
IFRS 18 applies retrospectively and allows for earlier
application if disclosed.
Equinor is currently assessing the impact of IFRS 18 on
our financial statements. While recognition and
measurement of items will remain unchanged, the
presentation in the Consolidated statement of income
will be affected. Among other impacts, net income/(loss)
from equity accounted companies, as well gains/
(losses) on disposal of interests in such companies, will
be excluded from the new operating profit subtotal and
classified in the investing category. Foreign currency
exchange gains/(losses) not related to the financing
category will be reclassified into the operating and
investing categories. Interest income and other financial
income, and gains/(losses) on financial investments will
be classified in the investing category.
The cash flow statement will also be affected. The new
operating profit subtotal will be the starting point for the
Consolidated statement of cash flows. Interest paid will
be reclassified from cash flows provided by operating
activities to cash flows provided by/(used in) financing
activities. Interest received and dividends received will
be included in cash flows provided by/(used in)
investing activities.
Equinor does not intend to early adopt IFRS 18. Upon
adoption, Equinor will retrospectively apply the new
presentation and disclosure requirements and provide
the required reconciliation between the previous and
new income statement for the comparative period.
Equinor will ensure full compliance by the effective date,
including restating comparative information and
preparing for new disclosures.
Change in accounting policy
With effect from 2025, Equinor has changed the
classification of cash collaterals for commodity
derivative transactions in the Consolidated balance
sheet from Cash and cash equivalents to Prepayments
and financial receivables (current), with no impact on
Total current assets. These collateral deposits are
related to certain requirements set out by exchanges
where Equinor is participating and have previously been
referred to as restricted cash and cash equivalents. The
reclassification is intended to better reflect the nature
and purpose of the collateral deposits and to provide
more relevant information to stakeholders.
The change also affects the presentation in the
Consolidated statement of cash flows. With effect from
2025, the cash flows related to these collateral deposits
are included within Cash flows provided by operating
activities on a new line-item named Cash collaterals for
commodity derivative transactions.

Consolidated balance sheet	At 31 December 2024		At 31 December 2023/ 1 January 2024
(in USD million)	As reported	Restated	As reported	Restated
Cash and cash equivalents	8,120	5,903	9,641	8,070
Prepayments and financial receivables	3,867	6,084	3,729	5,300
Sum	11,987	11,987	13,370	13,370

Consolidated Statement of Cash Flows	Full year 2024		Full year 2023
(in USD million)	As reported	Restated	As reported	Restated
Cash collaterals for commodity derivative transactions	—	(645)	—	4,556
Cash flow provided by operating activities before taxes paid and working capital items	38,483	37,838	48,016	52,572
Cash flows provided by operating activities	20,110	19,465	24,701	29,257
Cash and cash equivalents at the beginning of the period (net of overdraft)	9,641	8,070	15,579	9,451
Cash and cash equivalents at the end of the period (net of overdraft)	8,120	5,903	9,641	8,070
The change has been retrospectively applied to
comparative periods for consistency and comparability.
Restated comparative figures are presented in the
tables below.
Accounting judgement and key sources of
estimation uncertainty
The preparation of the Consolidated financial
statements requires management to make
accounting judgements, estimates and assumptions.
Information about judgements made in applying the
accounting policies that have the most significant
effects on the amounts recognised in the
Consolidated financial statements is described in the
following notes:
Note 6 – Acquisitions and disposals
Note 7 – Total revenues and other income
Note 15 - Joint arrangements and associates
Note 25 – Leases
Estimates used in the preparation of these
Consolidated financial statements are prepared
based on customised models. The assumptions
applied in these estimates are derived from historical
experience, external sources of information and
various other factors that management assesses to
be reasonable under the current conditions and
circumstances. These estimates and assumptions
form the basis of making the judgements about
carrying values of assets and liabilities when these
are not readily apparent from other sources. Actual
results may differ from these estimates. The
estimates and underlying assumptions are
continuously reviewed, taking into account the
current and expected future set of conditions.
Equinor is exposed to several underlying economic
factors affecting the overall results, such as
commodity prices, foreign currency exchange rates,
market risk premiums and interest rates as well as
financial instruments with fair values derived from
changes in these factors. The effects of the initiatives
to limit climate changes and the transition to a lower
carbon economy are relevant to several of these
economic assumptions. In addition, Equinor's results
are influenced by the level of production, which in the
short term may be impacted by, for instance,
maintenance programmes, among other factors. In
the long-term, the results are impacted by the
success of exploration, field developments, operating
activities, and progress within renewables and low
carbon solutions.
The most important matters in understanding the key
sources of estimation uncertainty are described in
each of the following notes:
Note 3 – Climate change and energy transition
Note 11 – Income taxes
Note 12 – Property, plant and equipment
Note 13 – Intangible assets
Note 14 – Impairments
Note 23 – Provisions and other liabilities
Note 26 – Other commitments, contingent liabilities
and contingent assets